INVENTORIES (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Dec. 31, 2018
Inventory Disclosure [Abstract]
Raw materials	$ 16,227		$ 15,065
Work in progress	783		374
Finished products	56,890		38,070
Inventories, Net	73,900		$ 53,509
Inventory write-off	$ 1,112	$ 1,106